Shareholder Fees - FidelityCaliforniaMunicipalIncomeFund-RetailPRO	Apr. 29, 2024 USD ($)
FidelityCaliforniaMunicipalIncomeFund-RetailPRO | Fidelity California Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none